Supplementary cashflow information (Details) - USD ($)			12 Months Ended
	Jul. 18, 2023	Jul. 05, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Cash Flow Statement [Line Items]
Issuance of shares to debenture holders			$ 553,286
Non-cash additions			1,695,056
Warrant reserves		$ 15,100,000	15,017,257	$ 15,017,257	$ 0
Share for share exchange		$ 2,934		$ 0
Cost
Disclosure Of Cash Flow Statement [Line Items]
Lease reassessments			225,761
Cost | Right-of-use assets
Disclosure Of Cash Flow Statement [Line Items]
Lease reassessments			$ 225,761
Simulus Group
Disclosure Of Cash Flow Statement [Line Items]
Total consideration	$ 14,530,000
Cash consideration paid	8,500,000
Issue of shares in Lifezone	$ 6,030,000